Note 4 - Loans Receivable - 10Q (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		$ 353,192,000	[1],[2]	$ 352,686,000	[1],[2]
Percentage of Outstanding Balance Of Loans Pledged to the FHLB	90.00%
Financing Receivable, Modifications, Recorded Investment	2,500,000	9,200,000		13,900,000
Minimum Loan Amount for Loans Analyzed by Credit Risk	250,000	250,000
Bank Servicing Fees		7,000		24,000
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing				388,000
Modified in Current Quarter [Member] | One Loan as TDR [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	6,000
One-to-Four-Family Residential [Member] | Federal Home Loan Bank [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Loans Pledged as Collateral	56,600,000	67,300,000
One-to-Four-Family Residential [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		149,484,000		183,158,000
Loans Pledged as Collateral		67,300,000		85,900,000
Commercial Real Estate Loans [Member] | Federal Reserve Bank [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Loans Pledged as Collateral	8,700,000	9,400,000
Commercial Real Estate Loans [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross		138,014,000		95,920,000
Loans Pledged as Collateral		9,400,000		12,300,000
Serviced for Others [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Gross	4,100,000	8,700,000		13,400,000
Maturity 30 to 90 Days [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Percent of Collateral Value of Loans Allowed to Pledge to FHLB		90.00%
Nonaccrual Troubled Debt Restructurings [Member]
Note 4 - Loans Receivable - 10Q (Details) [Line Items]
Financing Receivable, Modifications, Recorded Investment	$ 2,235,000	$ 3,382,000		$ 8,667,000

[1]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses
[2]	Gross of unearned discounts and net loan costs and the allowance for loan and lease losses.